COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	Mar. 31, 2023	Mar. 31, 2022	Feb. 29, 2020
Related Party Transaction [Line Items]
Settlement Liabilities, Current		$ 341,919
Alchemist Holdings LLC [Member]
Related Party Transaction [Line Items]
Settlement Liabilities, Current		$ 715,596	$ 2,000,000.0